Financial Instruments - Summary of Financial Instruments Measured at Fair Value (Detail)	12 Months Ended
Mar. 31, 2019
Other Investments [Member]
Disclosure Of Financial Instruments [Line Items]
Valuation technique	Discounted cash flows: The valuation model considers the present value of expected free cash flows, discounted using a risk adjusted discount rate.
Significant unobservable inputs	Forecast annual revenue growth rate : 20% - 50% (March 31, 2018: 15% - 137%) Forecast EBITDA margin: (12%) - 25% (March 31, 2018: (31%) - 17%) Risk adjusted discount rate: 17.0% (March 31, 2018: 17.0%)
Inter- relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if : - the annual revenue growth rate were higher (lower) - the EBITDA margin were higher (lower) - the risk adjusted discount rate were lower (higher)
Receivable from Related Party [Member]
Disclosure Of Financial Instruments [Line Items]
Valuation technique	Binomial Lattice Model and Discounted Cash Flow method: The valuation model considers the discount rate, expected term, volatility, and equity value.
Significant unobservable inputs	Risk free rate: 2.5% (March 31, 2018 : 2.5%) Volatility : 35.60% (March 31, 2018: 35.60%) Equity value: USD 72,720 (March 31, 2018 : USD 72,720)
Inter- relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if : • the volatility were lower (higher) • the equity value were higher (lower)
Right to Receive Equity Stake in Travel Entity [Member]
Disclosure Of Financial Instruments [Line Items]
Valuation technique	Market approach model: The valuation model considers revenue multiple of comparative company
Significant unobservable inputs	Revenue multiple : March 31, 2019: 4.89
Inter- relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if : • the revenue multiple were higher (lower)